Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 14, 2022	Dec. 31, 2021	Dec. 02, 2021	Jun. 25, 2021	Dec. 31, 2020	May 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AVIP Bond Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Bond Portfolio
Account Value	$ 12,664.17	$ 12,369.98	$ 11,421.83		$ 13,466.91			$ 13,674.12		$ 12,477.13	$ 10,875.42	$ 11,220.46		$ 10,568.69	$ 9,795.53	$ 10,000
AVIP BlackRock Balanced Allocation Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Balanced Allocation Portfolio
Account Value	$ 24,482.34	20,486.61	16,913.37		20,729.92			17,411.52		15,055.87	11,644.69	13,630.78		11,260.02	10,214.72	10,000
AVIP BlackRock Advantage International Equity Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage International Equity Portfolio
Account Value	$ 16,661.01	15,674.61	13,178.45		15,230.32			13,419.39		12,572.04	10,414.35	12,015.94		9,474.11	9,960.16	10,000
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Account Value	$ 41,012.82	31,383.93	22,515.62		34,073.33			28,465.63		20,646.44	15,306.58	14,547.45		11,394.16	11,014.60	10,000
AVIP AB Small Cap Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP AB Small Cap Portfolio
Account Value	$ 21,845.83	19,193.31	16,374.39		22,975.65			21,239.86		15,846.38	12,321.51	13,159.15		10,614.28	9,976.06	10,000
AVIP AB Mid Cap Core Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP AB Mid Cap Core Portfolio
Account Value	$ 23,112.98	20,237.47	17,290.07		22,546.62			19,305.28		16,202.88	11,864.07	12,257.86		9,644.33	9,495.08	10,000
AVIP S&P 500® Index Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP S&P 500® Index Portfolio
Account Value	$ 32,918.28	26,425.97	21,019.80		25,766.29			20,090.13		17,026.32	13,000.16	13,652.26		11,247.39	10,091.21	10,000
AVIP BlackRock Advantage Large Cap Value Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage Large Cap Value Portfolio
Account Value	$ 22,453.60	19,396.58	17,108.42		18,795.00			14,989.62		14,460.35	12,130.35	13,249.27		11,559.76	10,426.01	10,000
AVIP Federated High Income Bond Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Federated High Income Bond Portfolio
Account Value	$ 15,679.36	14,728.97	13,071.43		14,758.31			14,059.61		13,231.24	11,476.73	11,862.75		11,090.69	9,693.63	10,000
AVIP Nasdaq-100 Index Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Nasdaq-100® Index Portfolio
Account Value	$ 52,427.70	41,819.76	27,077.81		40,156.80			31,622.29		21,320.06	15,353.79	15,418.54		11,644.83	10,914.15	10,000
AVIP BlackRock Advantage Large Cap Core Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage Large Cap Core Portfolio
Account Value	$ 30,965.77	24,523.74	19,488.20		24,226.31			18,855.26		16,040.74	12,006.61	14,636.55		11,633.68	10,408.32	10,000
AVIP BlackRock Advantage Small Cap Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage Small Cap Growth Portfolio
Account Value	$ 21,193.06	19,215.03	15,975.09		21,624.39			20,781.80		15,470.00	11,538.83	12,169.02		10,009.76	9,574.99	10,000
AVIP S&P MidCap 400® Index Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP S&P MidCap 400® Index Portfolio
Account Value	$ 21,717.22	19,146.09	16,576.56		19,141.50			15,414.87		13,602.10	10,831.77	12,233.03		10,593.56	9,675.73	10,000
AVIP BlackRock Advantage Large Cap Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage Large Cap Growth Portfolio
Account Value	$ 36,830.56	28,099.58	19,959.36		29,597.68			23,362.98		17,439.26	12,575.42	14,774.13		11,390.57	10,572.16	10,000
AVIP Constellation Dynamic Risk Balanced Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Constellation Dynamic Risk Balanced Portfolio
Account Value	$ 20,660.75	18,363.67	16,265.95		21,020.76			18,271.82		14,958.11	11,950.88	12,043.45		10,238.32	9,868.05	10,000
AVIP Federated Core Plus Bond Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Federated Core Plus Bond Portfolio
Account Value	$ 9,644.62	9,482.58	9,015.63		10,336.63			10,470.00	$ 10,000
AVIP Intech U.S. Low Volatility Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Intech U.S. Low Volatility Portfolio
Account Value	$ 13,184.58	10,983.56	10,304.90		11,120.00		$ 10,000
AVIP AB Relative Value Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP AB Relative Value Portfolio
Account Value	$ 12,652.41	11,223.12	10,047.08		10,520.00	$ 10,000
AVIP Constellation Managed Risk Balanced Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Constellation Managed Risk Balanced Portfolio
Account Value	$ 10,703.53	9,805.41	8,609.74		10,230.00		10,000
AVIP Constellation Managed Risk Moderate Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Constellation Managed Risk Moderate Growth Portfolio
Account Value	$ 13,715.63	12,300.00	10,590.00	$ 10,000
AVIP Constellation Managed Risk Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Constellation Managed Risk Growth Portfolio
Account Value	$ 14,564.00	12,680.00	10,600.00	10,000
AVIP Moderately Conservative Model Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Moderately Conservative Model Portfolio
Account Value	$ 14,459.93	13,417.85	12,004.67		14,143.47			13,108.02		11,763.09	10,090.00	10,690.00	$ 10,000
AVIP Balanced Model Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Balanced Model Portfolio
Account Value	$ 15,839.05	14,442.45	12,674.52		15,043.79			13,549.87		11,910.61	9,970.00	10,810.00	10,000
AVIP Moderate Growth Model Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Moderate Growth Model Portfolio
Account Value	$ 17,704.87	15,788.94	13,533.12		16,338.72			14,228.57		12,294.07	9,930.01	11,050.01	10,000
AVIP Growth Model Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	AVIP Growth Model Portfolio
Account Value	$ 19,202.70	16,881.22	14,218.33		17,400.46			14,799.15		12,470.13	9,860.00	11,150.00	10,000
ICE BofA U.S. Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Broad Market Index
Account Value	$ 11,455.89	11,289.53	10,711.80		12,335.48			12,533.20	$ 10,000	11,651.95	10,701.70	10,696.51		10,323.64	10,060.38	10,000
MSCI EAFE Index (Net-USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net-USD)
Account Value	$ 16,598.39	15,987.17	13,521.19		15,805.34			14,205.33		13,175.56	10,798.35	12,525.67		10,017.78	9,918.58	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,253.99	27,398.89	21,695.61	10,000	26,493.89	10,000	10,000	20,584.89		17,386.06	13,222.70	13,829.02	10,000	11,350.93	10,138.37	10,000
ICE BofA U.S. Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Index
Account Value	$ 12,824.48	12,479.96	11,513.11		13,616.03			13,746.62		12,518.98	10,959.07	11,211.28		10,529.37	9,936.84	10,000
70% S&P 500 Index/30% ICE BofA U.S. Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70% S&P 500® Index/30% ICE BofA U.S. Corporate Index
Account Value	$ 25,964.36	22,004.54	18,227.39		21,983.98			18,446.19		15,877.36	12,571.32	13,028.48		11,131.30	10,096.94	10,000
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 47,152.19	35,358.05	24,781.69		34,971.21			27,407.63		19,789.91	14,509.84	14,732.86		11,314.47	10,566.72	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,223.24	19,027.83	16,272.99		20,452.83			17,813.10		14,849.10	11,829.59	13,293.75		11,595.35	9,558.60	10,000
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Account Value	$ 25,070.02	21,735.04	18,540.95		22,423.63			18,292.44		15,621.10	11,966.34	13,158.23		11,102.32	9,756.14	10,000
ICE BofA U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,408.12	15,164.39	13,363.85		15,051.16			14,287.22		13,469.21	11,772.68	12,045.63		11,207.05	9,538.92	10,000
Nasdaq100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100® Index
Account Value	$ 54,752.75	43,494.59	28,037.59		41,465.36			32,520.54		21,843.88	15,663.48	15,657.68		11,773.44	10,975.10	10,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,771.58	18,906.45	15,933.50		21,636.28			21,039.83		15,627.63	12,163.15	13,411.48		10,978.02	9,861.84	10,000
S&P MidCap 400® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Account Value	$ 25,195.74	22,115.36	18,993.38		21,846.68			17,510.98		15,406.58	12,208.07	13,729.82		11,811.20	9,782.47	10,000
55% S&P 500® Index/45% ICE BofA U.S. Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	55% S&P 500® Index/45% ICE BofA U.S. Broad Market Index
Account Value	$ 21,482.35	18,851.75	16,173.82		19,158.80			16,761.46		14,673.92	12,115.46	12,375.48		10,920.71	10,127.75	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 22,579.91	19,743.15	17,712.80		19,156.80	$ 10,000		15,305.80		14,889.54	11,766.54	12,826.98		$ 11,284.94	$ 9,617.26	$ 10,000
50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index
Account Value	$ 10,809.29	9,892.94	8,706.59		10,309.27		$ 10,000
65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index
Account Value	$ 13,844.28	12,395.96	10,671.19	10,000
85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index
Account Value	$ 14,828.21	12,897.01	10,784.07	$ 10,000
Morningstar® Moderately Conservative Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Moderately Conservative Target Risk Index
Account Value	$ 14,593.59	13,715.44	12,368.10		14,356.56			13,497.67		12,066.69	10,469.82	10,778.60	10,000
Morningstar® Moderate Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Moderate Target Risk Index
Account Value	$ 16,216.83	14,978.54	13,229.14		15,522.58			14,087.08		12,486.15	10,490.27	11,014.18	10,000
Morningstar® Moderately Aggressive Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Moderately Aggressive Target Risk Index
Account Value	$ 18,175.41	16,424.22	14,161.54		16,756.11			14,693.26		12,944.03	10,528.08	11,288.86	10,000
Morningstar® Aggressive Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Aggressive Target Risk Index
Account Value	$ 19,730.06	$ 17,537.27	$ 14,824.11		$ 17,632.72			$ 15,032.48		$ 13,272.68	$ 10,541.28	$ 11,478.87	$ 10,000